Leasing Activity, Lease Costs (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Leases [Abstract]
Fixed lease expense – operating leases	$ 1,048	$ 1,149	$ 1,212
Variable lease expense	289	299	314
Other	(93)	(77)	(68)
Total lease costs	$ 1,244	$ 1,371	$ 1,458